NET SALES	6 Months Ended
Jun. 30, 2023
NET SALES
NET SALES

27.NET SALES

	June 30,	June 30,
	2023	2022
Gross sales	24,552,121	25,466,749
Sales deductions
Returns and cancellations	(65,560)	(42,388)
Discounts and rebates	(3,019,895)	(3,187,446)
	21,466,666	22,236,915
Taxes on sales	(1,030,649)	(974,425)
Net sales	20,436,017	21,262,490